Share Capital - Share Consolidation Narrative (Details)	May 22, 2018 shares
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Number of pre-consolidation shares called by post-consolidation shares (in shares)	9.5
Number of post-consolidation shares for each pre-consolidation share (in shares)	1
Stock conversion ratio	0.105263157894737